Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Coastal Pride Company, Inc [Member]
Related Party Transactions

Note 5. Related Party Transactions

The Company leases its office spaces from a related party and an entity controlled by officers and stockholders of the Company.

The Working Capital Line of Credit from Regions Bank is backed by personal guarantees from all five Company stockholders.

Note 8.	Related Party Transactions

The Company leases its office spaces from a related party and an entity controlled by officers and stockholders of the Company.

The working capital line of credit from Regions Bank is backed by personal guarantees from all five Company stockholders.